1919 Maryland Tax-Free Income Fund
1919 Maryland Tax-Free Income Fund
Investment Objective
The 1919 Maryland Tax-Free Income Fund (the “Maryland Fund” or the “Fund”) seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital.

Fees and Expenses of the Maryland Tax-Free Income Fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the Maryland Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the 1919 Investment Counsel, LLC (“1919” or the “Adviser”) family of funds. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 41 under the heading “Sales Charges” and in the Maryland Fund’s statement of additional information (“SAI”) on page 92 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (paid directly from your investment)
Shareholder Fees - 1919 Maryland Tax-Free Income Fund	Class A		Class C	Class FI	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25%		none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	1.00%	[1]	1.00%	none	none
[1]	Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 1919 Maryland Tax-Free Income Fund		Class A	Class C	Class FI	Class I
Management fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees		0.15%	0.70%	0.25%	none
Other expenses		0.23%	0.27%	0.39%	0.34%
Total Annual Fund Operating Expenses		0.93%	1.52%	1.19%	0.89%
Fees waived/expenses reimbursed	[1]	(0.18%)	(0.22%)	(0.34%)	(0.29%)
Total Annual Fund Operating Expenses after waiving fees/reimbursing expenses		0.75%	1.30%	0.85%	0.60%
[1]	1919 has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.75%, 1.30%, 0.85% and 0.60% for Class A, C, FI and I shares, respectively, (the "expense caps"). These arrangements cannot be terminated or amended to increase the level of the expense cap prior to December 31, 2017. After that date, the arrangements may be terminated or amended at any time by the Trust Board of Trustees upon 60 days' notice to 1919 or by 1919 with consent of the Trust Board of Trustees. 1919 is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which 1919 earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the Maryland Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Maryland Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Maryland Fund’s operating expenses remain the same (taking into account the expense caps that are in place through December 31, 2017) and that you reinvest all distributions and dividends without a sales charge.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

With redemption at end of period
Expense Example - 1919 Maryland Tax-Free Income Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	504	698	907	1,509
Class C	240	466	816	1,801
Class FI	98	356	633	1,425
Class I	71	265	475	1,079

Without redemption at end of period
Expense Example No Redemption - 1919 Maryland Tax-Free Income Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	504	698	907	1,509
Class C	140	466	816	1,801
Class FI	98	356	633	1,425
Class I	71	265	475	1,079

Portfolio turnover.
The Maryland Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate indicates higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Maryland Fund’s performance. During the fiscal year ended December 31, 2015, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies
The Maryland Fund invests primarily in debt instruments issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal and Maryland state and local income taxes. Securities considered for investment must be investment grade (that is securities rated in the Baa/BBB categories or above, or if unrated, determined to be of comparable credit quality by the Adviser). The Maryland Fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal obligations, the interest of which is exempt from Maryland state and local taxes and is not considered a tax preference item for the purpose of the alternative minimum tax.

The Maryland Fund may invest in securities of any maturity. The portfolio manager anticipates that the dollar-weighted average maturity for the Fund will be in the long-intermediate-term to long-term range (generally from 7 to 20 years) although, at times, depending on the portfolio manager’s market outlook, the average maturity may be somewhat longer or shorter than this. The tax consequences of trading activity are always considered.

The portfolio manager analyzes each sector and issuer under consideration for the portfolio to determine its credit fundamentals and outlook. Issuers are scrutinized not only for their ability to make timely interest and principal payments, but for the stability of their financial position and ratings.

Securities may be sold because their credit fundamentals have changed or in order to buy a security that the portfolio manager believes will produce greater risk-adjusted returns.

The Maryland Fund may take temporary defensive and cash management positions; in such a case, the Fund will not be pursuing its principal investment strategies and may not achieve its investment objective.

The Maryland Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. The Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the Fund might not make use of all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

Principal Risks
Risk is inherent in all investing. There is no assurance that the Maryland Fund will meet its investment objective. The value of your investment in the Maryland Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Maryland Fund or your investment may not perform as well as other similar investments. An investment in the Maryland Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.

Cash management and defensive investing risk. The value of the investments held by the Maryland Fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the Maryland Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. In addition, it will not earn income on the cash and the Maryland Fund’s yield will go down. If a significant amount of the Maryland Fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.

Credit risk. If an issuer or guarantor of a security held by the Maryland Fund or a counterparty to a financial contract with the Maryland Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. The Maryland Fund may invest a significant portion of its assets in securities that are not general obligations of a state. These may be issued by local governments or public authorities and may vary significantly from the state’s general obligations. They may also not be backed by the taxing power of the government unit that issued them.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Maryland Fund may experience a substantial or complete loss on an individual security.

Liquidity risk. Some securities held by the Maryland Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Maryland Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Market and interest rate risk. The market prices of the Maryland Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years. Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. These developments may increase the volatility of the value of securities owned by the Fund. These developments may also make it more difficult for the Maryland Fund to accurately value its securities or to sell its securities on a timely basis. These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Maryland Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers. Such developments could, in turn, reduce the value of securities owned by the Maryland Fund and adversely affect the net asset value (“NAV”) of its shares.

Maryland municipal securities risk. The Maryland Fund focuses its investments on Maryland municipal securities and may be affected significantly by adverse economic or political developments or other events affecting Maryland obligors. Also, the Maryland Fund may be more volatile than a more geographically diverse fund.

Municipal securities risk .   Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In addition, some local jurisdictions have invested heavily in derivative instruments and may hold portfolios of uncertain valuation. These developments could reduce the value of all municipal securities or the securities of particular issuers or reduce the attractiveness of investing in municipal instruments as compared to taxable instruments. In recent periods an increasing number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Non-diversification risk. To the extent the Maryland Fund invests its assets in a smaller number of issuers, the Maryland Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region, or about interest rates is incorrect.

Sector focus risk. The Maryland Fund may focus a significant portion of its investments in a single sector of the municipal securities market. In doing so, the Maryland Fund is more susceptible to factors adversely affecting that sector than would be a fund not following this practice. In addition, the Maryland Fund may invest in securities issued by hospitals and other healthcare providers. Pressure to reduce expenses and to limit lengths of stay and significant changes in federal healthcare policies may adversely affect the financial health of some hospitals.

Tax risk. The income on the Maryland Fund’s municipal securities could become subject to regular federal income or Maryland state personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities. The Fund may not be a suitable investment for IRAs, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

Valuation risk.  The sales price the Maryland Fund could receive for any particular portfolio investment may differ from the Maryland Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Maryland Fund. The bar chart shows changes in the Maryland Fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the Maryland Fund that has been in operation for at least one full calendar year and also compares the Maryland Fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Maryland Fund makes updated performance information available at www.1919funds.com or by calling the Maryland Fund at 1-844-828-1919.

The performance of shares of the Maryland Fund for the period prior to November 7, 2014 reflects the performance of the Legg Mason Investment Counsel Maryland Tax-Free Income Trust (the “Predecessor Fund”). The Maryland Fund acquired the assets and assumed the liabilities of the Predecessor Fund, which had used substantially similar investment strategies and had the same portfolio management team. At completion of the reorganization on November 7, 2014, Class A, Class C, and Class I of the Maryland Fund assumed the performance, financial and other historical information of the Predecessor Fund’s corresponding class of shares.

Past performance (before and after taxes) is not necessarily an indication of how the Maryland Fund will perform in the future. Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Calendar Year Total Return as of December 31,

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	03/31/2009	7.17%
Lowest Return Quarter	12/31/2010	(4.09)%

Average Annual Total Returns (for periods ended December 31, 2015)
Average Annual Returns - 1919 Maryland Tax-Free Income Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date [1]
Class A	Class A Return before taxes	(2.44%)		2.94%		3.36%
Class C	Class C Return before taxes	0.35%	[1]	3.24%	[1]		[1]	3.73%	Feb. 05, 2009
Class I	Class I Return before taxes	2.10%	[1]	4.02%	[1]		[1]	4.33%	Jul. 30, 2008
After Taxes on Distributions | Class A	Class A Return after taxes on distributions	(2.50%)		2.08%		2.19%
After Taxes on Distributions and Sales | Class A	Class A Return after taxes on distributions and sale of fund shares	0.12%		2.26%		2.31%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.30%		5.35%		4.72%
[1]	For the period February 5, 2009 (commencement of operations of Class C) to December 31, 2014 and the period July 30, 2008 (commencement of operations of Class I) to December 31, 2014, the average annual total return of the Barclays Municipal Bond Index was 5.34% and 5.23%, respectively.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for classes other than Class A will vary from returns shown for Class A. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.